Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
– one to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1	R 604	R 515
Later than six years and not later than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1	225
Later than ten years and not later than fifteen years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1	471
Current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liability, undiscounted cash flows	235	206
Trade and other payables (excluding non-financial liabilities)2,4	1,806	1,594
Financial liabilities	4,101	1,974
Due between 0 to six months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities4	609	2
Borrowings4	597	97
Due between six to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities4	639	7
Borrowings4	215	68
Expiring after one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other non-current liabilities2	22	18
Lease liability, undiscounted cash flows	401	338
Financial liabilities	8,626	4,262
Due between one to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial liabilities4	812	3
Borrowings4	431	137
Due between two to three years5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings4	5,660	3,251
Contingent consideration settled within 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration liability1	(511)
Borrowings Final Repayment of Capital, May 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings4	R 5,271
Borrowings Final Repayment of Capital, May 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings4		R 3,126